Al Frank Dividend Value Fund (Prospectus Summary) | Al Frank Dividend Value Fund
Al Frank Dividend Value Fund ("Dividend Value Fund")
Investment Objectives
The investment objectives of the Dividend Value Fund are long-term total return from both capital appreciation and, secondarily, dividend income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Al Frank Dividend Value Fund	Investor Class	Advisor Class
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Al Frank Dividend Value Fund		Investor Class	Advisor Class
Management Fee		1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses		1.17%	1.17%
Total Annual Fund Operating Expenses	[1]	2.42%	2.17%
Less: Fee Waiver and/or Expense Reimbursement		(0.43%)	(0.43%)
Net Annual Fund Operating Expenses	[2]	1.99%	1.74%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets Before Fee Waivers in the Financial Highlights, which reflects the operating expenses of the Fund and does not include AFFE. For the fiscal year ended December 31, 2011, the Fund incurred AFFE totaling 0.01% or less of the Fund's average daily net assets; these AFFE are included in "Other Expenses" above.
[2]	The Advisor has contractually agreed to waive all or a portion of its management fees and pay Fund expenses for the Dividend Value Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.98% of the average daily net assets of the Investor Class and 1.73% of the average daily net assets of the Advisor Class (the "Expense Caps"). The Expense Caps will remain in effect through at least April 30, 2013, and may be terminated only by the Board. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (taking into account the Expense
Caps only in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Al Frank Dividend Value Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Investor Class	202	714	1,252	2,724
Advisor Class	177	638	1,125	2,470

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37.24% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities, and it primarily invests in equity securities that pay or are expected to pay dividends. The Fund may invest in companies of any size, from larger, well-established companies to smaller companies.

The Advisor selects dividend-paying equity securities consisting of common stocks and securities having the characteristics of common stocks, such as preferred stocks, convertible securities, rights and warrants, on the basis of fundamental corporate analysis. The Fund may also invest in foreign securities, provided that they are publicly traded in the United States, including in ADRs. The Advisor screens a universe of more than 6,000 stocks in order to identify those with low price-to-earnings ratios, price-to-book values, and price-to-revenues ratios relative to their historical norms, their industry peers or the overall market. The Fund's portfolio seeks broad diversification via exposure to a significant number of major market sectors and industry groups.

The Advisor may sell positions as they reach or approach their target price, if a lower target price results from a reassessment of earnings or valuation multiples, or if a more attractive stock is identified.
Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the
Fund. The following additional risks could affect the value of your investment:

·  Management Risk - The Fund's ability to achieve its investment objective depends on the ability of the Advisor to correctly identify economic trends and select stocks, particularly in volatile stock markets.

·  Market Risk - The value of stocks and other securities the Fund holds or the overall stock market may decline over short or extended periods.

·  Small- and Medium-Sized Companies Risk - Small- and medium-sized companies may be more vulnerable to adverse business or economic events than stocks of larger companies. These stocks present greater risks than securities of larger, more diversified companies.

·  Equity Risk - The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

·  Value Style Investing Risk - The Advisor follows an investing style that favors value investments. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the
   Fund may underperform other funds that use different investing styles.

·  Foreign Securities Risk - The Fund may also invest in foreign securities which are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the
   Fund's investments.

If you are looking for current income or short-term market gain, you should not invest in the Fund as it is designed for long-term investing.
Performance
The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years and since inception compare with those of a broad measure of market performance, as well as an index that reflects the market sectors in which the Fund invests.
The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website at www.alfrankfunds.com or by calling the
Fund toll-free at 888.263.6443.
Dividend Value Fund - Investor Class Calendar Year Total Returns as of 12/31

During the period of time shown in the bar chart, the Fund's highest quarterly return was 16.69% for the quarter ended September 30, 2009, and the lowest quarterly return was -22.00% for the quarter ended December 31, 2008.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Al Frank Dividend Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception
Investor Class	Return Before Taxes	(4.09%)	(2.15%)	2.94%	[1]
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	(4.23%)	(2.40%)	2.69%	[1]
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(2.47%)	(1.81%)	2.54%	[1]
Advisor Class	Return Before Taxes	(3.83%)	(1.93%)	3.13%	[1]
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	3.80%	[1]
Russell 3000® Index	Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	1.03%	(0.01%)	4.24%	[1]
[1]	Investor Class shares commenced operations on September 30, 2004; Advisor Class shares commenced operations on April 30, 2006. Performance shown prior to the inception of the Advisor Class reflects the performance of the Investor Class and includes expenses that are not applicable to and are higher than those of the Advisor Class.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k)
plans or IRAs.

The Return after Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.